SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	$ 721,687	$ 344,746
Additions		740,355
Depreciation	(266,522)	(363,086)
Foreign exchange translation	5,580	(328)
Rights of use assets, Cost, Balance	460,745	721,687
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance		2,385
Additions
Depreciation		(2,385)
Foreign exchange translation
Rights of use assets, Cost, Balance
Buildings [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	515,071	342,361
Additions		322,354
Depreciation	(107,046)	(149,644)
Foreign exchange translation
Rights of use assets, Cost, Balance	408,025	515,071
Land [member]
IfrsStatementLineItems [Line Items]
Right of use assets, Cost, Balance	206,616
Additions		418,001
Depreciation	(159,476)	(211,057)
Foreign exchange translation	5,580	(328)
Rights of use assets, Cost, Balance	$ 52,720	$ 206,616